Other investments (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other investments
Other investments	10,329	12,022
Equity method investments
Other investments
Other investments	2,043	2,167
Non-marketable equity securities
Other investments
Other investments	6,032	7,296
Real estate held for investment
Other investments
Other investments	600	687
Accumulated depreciation, real estate held for investment	340	330	327
Impairment charges	48	13	3
Life finance instruments
Other investments
Other investments	1,654	1,872
Bank
Other investments
Other investments	10,207	11,816
Bank | Equity method investments
Other investments
Other investments	2,008	2,147
Bank | Non-marketable equity securities
Other investments
Other investments	5,988	7,156
Bank | Real estate held for investment
Other investments
Other investments	557	641
Accumulated depreciation, real estate held for investment	289	280	278
Impairment charges	48	13	3
Bank | Life finance instruments
Other investments
Other investments	1,654	1,872